RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of relationships

Name	Relationship with the Group

Bluemount Group Limited	Shareholder of the Company
Echo International	Shareholder of the Company
Yuk Cuisine Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Yuk Cuisine (Hong Kong) Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Echo Asia (Hong Kong) Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Bluemount Financial Holdings Limited	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan)
Bluemount Investment Fund SPC (“Bluemount Fund”)	Common director (Ms. Chan Wan Shan Sandra)
Ms. Chan Wan Shan Sandra	Director of the Company
Mr. Pan	Director of the Company
Global New Normal Anti-Inflation Limited Partnership Fund SPC	Investment manager of the fund until March 1, 2024

Schedule of amount due to director

	As of March 31,
	2025 HK$’000	2026 HK$’000

Amount due to a director
Chan Wan Shan Sandra	3,407	3,204

Schedule of transactions with related parties

		For the years ended March 31,
Name of related parties	Transaction nature	2024 HK$’000	2025 HK$’000	2026 HK$’000

Echo International	Interest expense on dividend payables	348	-	-
Bluemount Fund[1] - Cyber Investment Fund SP	Asset management fee	7	12	26
Bluemount Fund[1] - Bluemount Investment Fund SP	Asset management fee	429	245	128
Bluemount Fund[1] - Global Strategy Fund SP	Asset management fee	-	3,979	9,124
Global New Normal Anti-Inflation Limited Partnership Fund SPC[2]	Asset management fee	330	-	-
Echo Asia (Hong Kong) Limited	Purchases of timepieces	-	4,507	-
Echo Asia (Hong Kong) Limited	Cost of revenue	-	-	4,507

[1] BAML was appointed by Bluemount Fund as the investment manager to manage 4 Segregated Portfolios of the Fund. Included but not limited to making investment decisions, implementing investment strategies, and ensuring compliance with applicable regulations and guidelines.

[2] BAML was appointed by this fund as the investment manager of Global New Normal Anti-Inflation Limited Partnership Fund SPC to manage the Segregated Portfolio of this fund. Included but not limited to making investment decisions, implementing investment strategies, and ensuring compliance with applicable regulations and guidelines.

Schedule of balances with related parties

		As of March 31,
Name of related parties	Balance nature	2025 HK$’000	2026 HK$’000

Bluemount Investment Fund SP	Trade receivables	109	122
Cyber Investment Fund SP	Trade receivables	12	54
Global Strategy Fund SP	Trade receivables	3,979	8,045
Bluemount Group Limited	Other receivables	26	-
Bluemount Investment Fund SPC	Other receivables	133	242
Bluemount Financial Holdings Limited	Other receivables	1	-
Echo Asia (Hong Kong) Limited	Other receivables	-	335
Yuk Cuisine (Hong Kong) Limited	Other receivables	-	1,367
Yuk Cuisine Limited	Other payables	1,506	*(Note)
Yuk Cuisine (Hong Kong) Limited	Other payables	250	-

Schedule of interests in subsidiaries

Name of subsidiary	Place of Incorporation / operations	Issued and fully paid share capital	Proportion of voting power held by the Company		Principal activities
			2025	2026
Directly:
Bluemount Financial Group Limited	Hong Kong	Ordinary HK$23,010,300	100%	100%	Investment holding
Indirectly:
Bluemount Securities Limited	Hong Kong	Ordinary HK$18,000,000	100%	100%	Financial and brokerage services
Bluemount Asset Management Limited	Hong Kong	Ordinary HK$5,000,000	100%	100%	Wealth and asset management services
Bluemount Capital Limited (Note)	Hong Kong	Ordinary HK$10,000	100%	-	Advisory services
Bluemount Commodities Limited	Hong Kong	Ordinary HK$100	100%	100%	Trading of timepieces and advisory services